UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-09679

                                Adelante Funds
                                --------------
              (Exact name of registrant as specified in charter)

                        1995 University Avenue, Suite 225
                               Berkeley, CA 94704
                            ------------------------
                    (Address of principal executive offices)

                         Adelante Capital Management LLC
                        1995 University Avenue, Suite 225
                               Berkeley, CA 94704
                            ------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (510) 849-8360
                                                          --------------
                     Date of fiscal year end: January 31
                                              ----------

                  Date of reporting period: January 31, 2005
                                            ----------------

ITEM 1.  REPORTS TO STOCKHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "1940 Act"):

--------------------------------------------------------------------------------


                                 ADELANTE FUNDS:

                  ADELANTE U.S. REAL ESTATE SECURITIES FUND


                                  ANNUAL REPORT

                                JANUARY 31, 2005



                                [GRAPHIC OMITTED]



           Shares of Adelante Funds are distributed by an independent third party, UMB Distribution Services, LLC.

--------------------------------------------------------------------------------

Dear Shareholder:                                               January 31, 2005


We are delighted to present you with Adelante Funds' annual report for fiscal year ended January 31, 2005. This marks our fifth anniversary in the mutual fund arena and we continue to believe that mutual funds provide an efficient means for investors to gain exposure to multiple asset classes. We would like to take this opportunity to thank you for your investment in, and continued support of Adelante Funds.

The public ownership of commercial real estate continued to expand and new investors continued to commit capital throughout the past year. Calendar year 2004 also marked the fifth consecutive year that Real Estate Investment Trusts ("REITs"), as measured by the Dow Jones Wilshire REIT Index, outperformed the broader equity market, as measured by the S&P 500(R) Index. Despite a sharp sell-off in April 2004, REITs rebounded and posted positive performance as measured by the various real estate securities indices.

The Adelante U.S. Real Estate Securities Fund (the "Fund") also experienced its fifth consecutive year of positive performance. For the fiscal year ended January 31, 2005, the average annual returns since inception for Class Y shares, the Dow Jones Wilshire REIT Index and the S&P 500(R) Index were 20.24%, 20.58% and -1.91%, respectively. For a more detailed discussion of the Fund's performance, please see the Management's Discussion of Fund Performance section of this report.

While we presently believe that there are positive opportunities in the real estate securities markets, it is worthwhile to note the potential risks involved with investing in these securities, and consequently in the Fund. The principal risks of investing in the Fund are risks generally associated with investing in stocks and risks specific to investing in the real estate industry. Real estate investing involves special risks, including interest rate fluctuation, credit risk, liquidity risk and the impact of varied economic conditions on real estate values and occupancy rates. Some real estate securities, including REITs, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects, including greater market fluctuations.

As we diligently monitor our universe of companies, their markets and portfolio activities, our experienced management team will continue to employ the same disciplined and research driven approach to their investment management process. It has been our pleasure to serve you and we appreciate your loyalty to Adelante Funds. As always, if you have any questions or issues or you would like to make an additional purchase, you can call and talk to a shareholder services representative at 1-877-563-5327.

Sincerely,

Michael A. Torres
Chairman and President

UMB Distribution Services, LLC, Distributor

Not authorized for use unless preceded or accompanied by a current Adelante Funds prospectus.

A message from your portfolio manager:

We are delighted to provide you with our report for the fiscal year ended January 31, 2005. During that period, Class Y shares of Adelante U. S. Real Estate Securities Fund (the "Fund") gained 15.62% while Class K shares gained 15.19% vs. a gain of 16.81% for the Dow Jones Wilshire REIT Index.(1) These results are impressive relative to the S&P 500(R) Index(2), which gained 6.23% over the same period. For the year ended December 31, 2004, Class Y shares returned 31.60% versus 33.22% for the Dow Jones Wilshire REIT Index. Since inception (February 16, 2000) cumulative total returns for Class Y shares, the Dow Jones Wilshire REIT Index and the S&P 500(R) Index for the period ended January 31, 2005, were 149.46%, 152.94% and -9.11% respectively, and for the period ended December 31, 2004 were 173.83%, 177.28% and -6.84% respectively. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance for Class K and Class Y shares will differ due to differences in class expenses. Current performance may be higher or lower than the performance quoted. To obtain performance information current to the most recent month-end, please call 1-877-563-5327.

For the reporting period, REITs, as evidenced by the Dow Jones Wilshire REIT Index, delivered a fifth year of outperformance relative to broader equity benchmarks as shown above. Similarly, in the year ended 2004, only one out of the 92 constituents of the Dow Jones Wilshire REIT Index, Affordable Residential Communities, produced a negative total return. Of the remainder, only four companies, the most prominent being Equity Office Properties, produced less than double-digit positive total returns.* We believe the strong performance was directly attributable to a healthy asset transaction market where asset values continued to rise.

The Fund's return for the fiscal year was primarily driven by security selection. For the second consecutive year, the Fund's regional retail holdings provided the greatest contribution as General Growth Properties acquired the Rouse Company, further consolidating the ownership of U.S. regional malls. The three best performing holdings were Avalon Bay Communities, a focused apartment owner developer, up 44.95%, Archstone Smith Trust, a national apartment company, up 35.57% and Cousins Properties Inc., a diversified property owner, up 31.03%.

With respect to sector performance, retail continued to shine, with the two retail sectors (local and regional) being among the top three performing sectors for the Fund this past year. As the economic picture brightened throughout the fiscal year, consumers continued to spend which helped to bolster returns within the retail sectors. This enabled the Fund's holdings in the regional malls sector to return 23.52% and holdings in the shopping centers sector to return 20.61%. Holdings in the apartment sector returned a solid 22.36% despite less than favorable fundamentals relative to the other real estate sectors. The Fund's weakest performing sector in 2004 was industrial, and it still managed to return a competitive 14.89%.

The Fund continued to avoid the non-core sectors of the commercial real estate market due to their high potential for volatility. Non-core real estate sectors include factory outlet, hotel, manufactured housing and storage. Within the Dow Jones Wilshire REIT Index, these sectors comprise nearly 11.5% of the market. The decision to avoid non-core sectors held the Fund's performance down this fiscal year as factory outlets returned 32.16%, hotels returned 21.47% and storage returned 14.66%. While the Fund did miss out on these attractive returns, it did not take on the added potential risk associated with these volatile sectors. We believe this approach helped the Fund in seeking to control risk while still providing competitive returns.

Over the course of the year, we began to reduce the Fund's perpetual preferred positions. At period end, 4.6% of the Fund was spread among four such holdings, with a 7.20% average yield. While the Fund did benefit from the enhanced yield and relatively lower volatility of these holdings, they did hold back the total return of the Fund. As a whole, the preferred positions returned 5.35% for the fiscal year.

Looking forward into 2005, we believe the operating performance of REITs will continue to improve from the trough of 2003, albeit unevenly across the various property types. Finally, we believe that investor demand for REITs will slow in the first half of 2005 and increase as earning growth confirms the real estate recovery, despite a very pricey asset market. We also like to remind investors to consider the risks inherent in investing in REITs such as risks associated with the real estate industry, liquidity, interest rates and small market capitalization.

As always, we vigilantly analyze and monitor each REIT's premium / discount to its underlying net asset value and strive to manage the Fund to produce an attractive risk adjusted return for its investors. By doing so, we hope to provide investors the opportunity to add the diversification benefits that real estate brings to a multi-asset class portfolio.


Michael A. Torres
Chief Executive Officer, Adelante Capital Management LLC



--------
*Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as a recommendation by the Fund, its adviser or distributor.

(1) The Dow Jones Wilshire REIT Index is an unmanaged market capitalization weighted index of U.S. publicly traded real estate investment trusts (REITS) representing a variety of property types.

(2) The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500(R) Index is heavily weighted toward stocks with large market capitalization and represents approximately two-thirds of the total market value of all domestic common stocks.


The Adelante U.S. Real Estate Securities Fund is distributed by UMB Distribution Services, LLC.

                  ADELANTE U.S. REAL ESTATE SECURITIES FUND

EXPENSE EXAMPLE (UNAUDITED)
FOR THE SIX MONTHS ENDED JANUARY 31, 2005

As a shareholder of the Adelante U.S. Real Estate Securities Fund (the "Fund"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.


                             Class K                       Class Y
                  -----------------------------------------------------------------
                                         Expenses                         Expenses
                  Beginning   Ending   paid during Beginning   Ending   paid during
                   account    account    period     account   account     period
                    value     value      8/1/04-     value     value      8/1/04-
                   8/1/04    1/31/05   1/31/05(1)   8/1/04    1/31/05   1/31/05(1)
                  -----------------------------------------------------------------

Actual           $1,000.00  $1,121.60    $6.67     $1,000.00  $1,124.20   $5.18

Hypothetical
(5% return
before expenses)  1,000.00   1,018.71     6.34     1,000.00   1,020.12     4.93

(1) Expenses are equal to the Funds' annualized expense ratios (1.25% for Class K and 0.97% for Class Y), multiplied by the average account value over the period, and multiplied by 0.5027 (to reflect the one-half year period).

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND
                         GROWTH OF A $10,000 INVESTMENT

                         Adelante U.S.
                         Real Estate
                         Securities                           Dow Jones Wilshire
                        Fund, Class K         S&P 500            REIT Index
                        -------------         -------            ----------

         02/16/00         10,000.00          10,000.00             10,000.00
         02/29/00         10,020.00           9,751.07              9,956.80
         03/31/00         10,500.00          10,705.02             10,351.59
         04/30/00         11,200.00          10,382.90             11,085.51
         05/31/00         11,380.00          10,169.85             11,227.30
         06/30/00         11,777.76          10,420.53             11,508.09
         07/31/00         12,857.73          10,257.66             12,590.54
         08/31/00         12,338.12          10,894.76             12,118.90
         09/30/00         12,898.06          10,319.63             12,583.78
         10/31/00         12,228.97          10,275.98             12,044.32
         11/30/00         12,517.19           9,465.82             12,293.51
         12/31/00         13,331.91           9,512.11             13,165.62
         01/31/01         13,133.08           9,849.60             13,160.88
         02/28/01         12,955.18           8,951.51             12,943.59
         03/31/01         12,985.73           8,384.43             13,028.89
         04/30/01         13,218.75           9,035.99             13,310.83
         05/31/01         13,483.55           9,096.53             13,634.95
         06/30/01         14,302.01           8,875.12             14,442.55
         07/31/01         14,045.28           8,787.79             14,152.26
         08/31/01         14,612.22           8,237.67             14,715.23
         09/30/01         14,287.46           7,572.48             14,073.94
         10/31/01         13,701.65           7,716.89             13,572.91
         11/30/01         14,406.80           8,308.85             14,392.17
         12/31/01         14,782.23           8,381.63             14,760.03
         01/31/02         14,578.96           8,259.35             14,701.73
         02/28/02         14,838.69           8,100.11             15,023.55
         03/31/02         15,767.74           8,404.75             15,995.13
         04/30/02         15,790.51           7,895.17             16,082.78
         05/31/02         16,097.90           7,836.98             16,297.81
         06/30/02         16,576.93           7,278.68             16,730.68
         07/31/02         15,726.24           6,711.30             15,824.88
         08/31/02         15,933.16           6,755.40             15,838.64
         09/30/02         15,351.13           6,021.22             15,212.23
         10/31/02         14,607.96           6,551.21             14,395.48
         11/30/02         15,258.23           6,936.81             15,083.59
         12/31/02         15,482.75           6,529.27             15,289.33
         01/31/03         15,057.92           6,358.21             14,844.10
         02/28/03         15,411.95           6,262.83             15,114.56
         03/31/03         15,782.49           6,323.58             15,482.45
         04/30/03         16,294.29           6,844.65             16,079.14
         05/31/03         17,056.04           7,205.36             16,989.22
         06/30/03         17,438.10           7,297.30             17,356.02
         07/31/03         18,255.33           7,425.73             18,279.19
         08/31/03         18,411.56           7,570.53             18,431.45
         09/30/03         18,954.40           7,490.14             19,079.87
         10/31/03         19,209.23           7,913.85             19,363.02
         11/30/03         20,022.26           7,983.49             20,216.15
         12/31/03         20,510.33           8,402.16             20,822.23
         01/31/04         21,263.11           8,556.39             21,655.54
         02/29/04         21,658.02           8,675.30             22,015.02
         03/31/04         22,897.58           8,544.43             23,338.12
         04/30/04         19,684.97           8,410.29             19,921.42
         05/31/04         21,099.02           8,525.99             21,443.42
         06/30/04         21,650.93           8,691.51             22,073.85
         07/31/04         21,838.22           8,403.82             22,186.87
         08/31/04         23,486.39           8,437.83             24,018.17
         09/30/04         23,353.22           8,529.21             23,904.33
         10/31/04         24,735.07           8,659.51             25,231.02
         11/30/04         25,727.49           9,009.89             26,360.36
         12/31/04         26,899.71           9,316.49             27,728.46
         01/31/05         24,494.04           9,089.38             25,293.90


                         Adelante U.S.
                         Real Estate
                         Securities                           Dow Jones Wilshire
                        Fund, Class Y         S&P 500            REIT Index
                        -------------         -------            ----------
         02/16/00         10,000.00          10,000.00             10,000.00
         02/29/00         10,020.00           9,751.07              9,956.80
         03/31/00         10,500.00          10,705.02             10,351.59
         04/30/00         11,210.00          10,382.90             11,085.51
         05/31/00         11,380.00          10,169.85             11,227.30
         06/30/00         11,782.21          10,420.53             11,508.09
         07/31/00         12,863.52          10,257.66             12,590.54
         08/31/00         12,353.47          10,894.76             12,118.90
         09/30/00         12,917.10          10,319.63             12,583.78
         10/31/00         12,256.80          10,275.98             12,044.32
         11/30/00         12,545.68           9,465.82             12,293.51
         12/31/00         13,357.18           9,512.11             13,165.62
         01/31/01         13,166.06           9,849.60             13,160.88
         02/28/01         12,985.56           8,951.51             12,943.59
         03/31/01         13,011.84           8,384.43             13,028.89
         04/30/01         13,259.17           9,035.99             13,310.83
         05/31/01         13,528.01           9,096.53             13,634.95
         06/30/01         14,356.81           8,875.12             14,442.55
         07/31/01         14,107.03           8,787.79             14,152.26
         08/31/01         14,693.47           8,237.67             14,715.23
         09/30/01         14,357.71           7,572.48             14,073.94
         10/31/01         13,774.16           7,716.89             13,572.91
         11/30/01         14,489.84           8,308.85             14,392.17
         12/31/01         14,872.44           8,381.63             14,760.03
         01/31/02         14,665.88           8,259.35             14,701.73
         02/28/02         14,941.30           8,100.11             15,023.55
         03/31/02         15,890.26           8,404.75             15,995.13
         04/30/02         15,924.98           7,895.17             16,082.78
         05/31/02         16,237.46           7,836.98             16,297.81
         06/30/02         16,713.31           7,278.68             16,730.68
         07/31/02         15,871.80           6,711.30             15,824.88
         08/31/02         16,082.18           6,755.40             15,838.64
         09/30/02         15,490.44           6,021.22             15,212.23
         10/31/02         14,734.81           6,551.21             14,395.48
         11/30/02         15,395.99           6,936.81             15,083.59
         12/31/02         15,627.92           6,529.27             15,289.33
         01/31/03         15,206.84           6,358.21             14,844.10
         02/28/03         15,567.76           6,262.83             15,114.56
         03/31/03         15,946.57           6,323.58             15,482.45
         04/30/03         16,480.55           6,844.65             16,079.14
         05/31/03         17,257.25           7,205.36             16,989.22
         06/30/03         17,651.36           7,297.30             17,356.02
         07/31/03         18,484.90           7,425.73             18,279.19
         08/31/03         18,644.25           7,570.53             18,431.45
         09/30/03         19,208.53           7,490.14             19,079.87
         10/31/03         19,468.61           7,913.85             19,363.02
         11/30/03         20,310.76           7,983.49             20,216.15
         12/31/03         20,806.88           8,402.16             20,822.23
         01/31/04         21,575.63           8,556.39             21,655.54
         02/29/04         22,004.12           8,675.30             22,015.02
         03/31/04         23,245.64           8,544.43             23,338.12
         04/30/04         20,000.88           8,410.29             19,921.42
         05/31/04         21,433.14           8,525.99             21,443.42
         06/30/04         22,011.91           8,691.51             22,073.85
         07/31/04         22,190.66           8,403.82             22,186.87
         08/31/04         23,888.80           8,437.83             24,018.17
         09/30/04         23,757.09           8,529.21             23,904.33
         10/31/04         25,158.35           8,659.51             25,231.02
         11/30/04         26,186.80           9,009.89             26,360.36
         12/31/04         27,382.79           9,316.49             27,728.46
         01/31/05         24,945.65           9,089.38             25,293.90

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND
       ONE YEAR AND AVERAGE ANNUAL TOTAL RETURNS SINCE INCEPTION (2/16/00)


                                                       Average Annual                          Average Annual
                                    One Year         Since Inception          One Year       Since Inception
                                      As of               As of                 As of             As of
                                December 31, 2004   December 31, 2004     January 31, 2005   January 31, 2005
                                -----------------   -----------------     ----------------   ----------------
Adelante U.S. Real
Estate Securities Fund
- Class K                           31.15%               22.51%               15.19%             19.80%


Adelante U.S. Real
Estate Securities Fund
- Class Y                            31.60%               22.96%               15.62%             20.24%

S&P 500 Index(R)                     10.88%               -1.44%                6.23%             -1.91%

Dow Jones Wilshire REIT Index        33.22%               23.28%               16.81%             20.58%

----------------------------------------------------------------------------------------------------------------

The line graphs shown above for the Fund assumes an initial investment of $10,000 made after the close of business on 2/15/00 (the Fund's inception date). Returns shown include the reinvestment of all dividends and distributions. Past performance, particularly for periods of less than one year, is not predictive of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The Dow Jones Wilshire REIT Index is an unmanaged index of approximately 100 selected securities which measures U.S. publicly traded Real Estate Investment Trusts.

Average annual total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 ADELANTE U.S. REAL ESTATE SECURITIES FUND

 SCHEDULE OF INVESTMENTS
 JANUARY 31, 2005

   Number
 of Shares                                                             Value
------------                                                        ----------

             COMMON STOCKS                             94.3%

             APARTMENTS                                21.0%
   40,470        Archstone-Smith Trust                           $   1,388,121
   19,000        AvalonBay Communities, Inc.                         1,271,480
   15,910        BRE Properties, Inc.                                  585,011
    7,280        Camden Property Trust                                 329,857
   19,600        Education Realty Trust, Inc.                          329,084
   45,270        Equity Residential                                  1,427,816
    8,560        Essex Property Trust, Inc.                            615,892
    4,620        Gables Residential Trust                              154,585
   46,700        United Dominion Realty Trust, Inc.                  1,037,674
                                                                 -------------
                                                                     7,139,520
                                                                 -------------

             DIVERSIFIED/SPECIALTY                      3.2%
    4,290        Colonial Properties Trust                             155,727
    7,570        Cousins Properties, Inc.                              229,295
   10,400        Crescent Real Estate Equities Company                 172,328
   10,490        Liberty Property Trust                                409,635
    4,140        Washington Real Estate Investment Trust               125,359
                                                                 -------------
                                                                     1,092,344
                                                                 -------------

             INDUSTRIAL                                 9.9%
   21,470        AMB Property Corporation                              799,328
   24,500        Catellus Development Corporation                      657,090
    7,320        CenterPoint Properties Corporation                    310,734
   10,880        Duke Realty Corporation                               338,368
   32,710        ProLogis                                            1,247,559
                                                                 -------------
                                                                     3,353,079
                                                                 -------------

             OFFICE                                    31.4%
    5,410        Alexandria Real Estate Equities, Inc.                 360,090
   12,700        American Financial Realty Trust                       191,135
   25,420        Arden Realty, Inc.                                    857,162
   12,500        BioMed Realty Trust, Inc.                             249,375
   29,300        Boston Properties, Inc.                             1,692,954
   14,340        Brandywine Realty Trust                               397,218
   19,440        CarrAmerica Realty Corporation                        590,004
   29,000        Corporate Office Properties Trust                     746,170
   74,909        Equity Office Properties Trust                      2,095,954
    5,990        Kilroy Realty Corporation                             234,089
    5,890        Mack-Cali Realty Corporation                          247,262
    6,400        Maguire Properties, Inc.                              151,360
    8,360        Prentiss Properties Trust                             299,539
    7,340        SL Green Realty Corporation                           390,708
   31,010        Vornado Realty Trust                                2,144,031
                                                                 -------------
                                                                    10,647,051
                                                                 -------------

 ADELANTE U.S. REAL ESTATE SECURITIES FUND

 JANUARY 31, 2005


   Number
 of Shares                                                             Value
------------                                                        ----------

             RETAIL - LOCAL                            12.0%
   32,800        Acadia Realty Trust                              $    526,768
    8,490        Developers Diversified Realty Corporation             337,477
   18,040        Federal Realty Investment Trust                       851,127
    6,420        Kimco Realty Corporation                              340,132
   22,410        Pan Pacific Retail Properties, Inc.                 1,297,315
   10,730        Regency Centers Corporation                           530,062
    4,900        Weingarten Realty Investors                           175,175
                                                                 -------------
                                                                     4,058,056
                                                                 -------------


             RETAIL - REGIONAL                         16.8%
    5,170        CBL & Associates Properties, Inc.                     355,593
   29,310        General Growth Properties, Inc.                       931,179
   21,290        The Macerich Company                                1,218,001
   39,190        Simon Property Group, Inc.                          2,323,967
   32,700        Taubman Centers, Inc.                                 883,227
                                                                 -------------
                                                                     5,711,967
                                                                 -------------


             TOTAL COMMON STOCKS (COST $21,087,599)                 32,002,017
                                                                 -------------


             PREFERRED STOCKS                           4.6%
   23,400        CBL & Associates Properties, Series C                 614,250
   12,400        Developers Diversified Realty
                 Corporation, Series G                                 331,452
   15,500        Lexington Corporate Properties
                 Trust, Series B                                       406,100
    7,800        New Plan Excel Realty Trust, Series E                 205,920
                                                                 -------------
                                                                     1,557,722
                                                                 -------------

             TOTAL PREFERRED STOCKS (COST $1,477,500)                1,557,722
                                                                 -------------

 ADELANTE U.S. REAL ESTATE SECURITIES FUND

 JANUARY 31, 2005


 Principal
   Amount                                                             Value
-----------                                                         ----------

 $384,471    SHORT-TERM INVESTMENT                      1.1%
                 UMB Bank Money Market Fiduciary                  $    384,471
v                                                                 -------------

             TOTAL SHORT-TERM INVESTMENT (COST $384,471)               384,471
                                                                 -------------

             TOTAL INVESTMENTS (COST $22,949,570)     100.0%        33,944,210

             LIABILITIES LESS OTHER ASSETS              0.0%           (14,178)
                                                                 -------------

             NET ASSETS                               100.0%     $  33,930,032
                                                                 =============

 See notes to the financial statements.

                          SECTOR BREAKDOWN (UNAUDITED)
                                JANUARY 31, 2005

                      Office                         31%
                      Apartments                     21%
                      Retail - Regional              17%
                      Retail - Local                 12%
                      Industrial                     10%
                      Preferred Stocks                5%
                      Diversified/Specialty           3%
                      Short-Term Investment           1%

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND


STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2005

ASSETS:

     Investments, at value (cost $22,949,570)          $        33,944,210
     Interest and dividends receivable                              18,196
     Receivable for capital stock sold                              16,019
     Due from advisor                                                   55
     Prepaid expenses and other assets                              21,025
                                                        ------------------

     Total assets                                               33,999,505
                                                        ------------------

LIABILITIES:
     Payable for capital stock redeemed                              4,455
     Other accrued expenses                                         65,018
                                                        ------------------

     Total liabilities                                              69,473
                                                        ------------------

NET ASSETS                                              $       33,930,032
                                                        ==================

NET ASSETS CONSIST OF:
     Paid-in-capital                                    $       19,689,161
     Undistributed net investment income                            16,718
     Accumulated undistributed net realized gain on
     investments                                                 3,229,513
     Net unrealized appreciation on investments                 10,994,640
                                                        ------------------

NET ASSETS                                              $       33,930,032
                                                        ==================

SHARES OUTSTANDING, $0.0001 PAR VALUE,
     (UNLIMITED SHARES AUTHORIZED)
     CLASS K                                                     1,023,891
     CLASS Y                                                       875,030

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
     CLASS K                                             $           17.92
                                                        ==================
     CLASS Y                                             $           17.81
                                                        ==================


 See notes to financial statements.

                    ADELANTE U.S. REAL ESTATE SECURITIES FUND


STATEMENT OF OPERATIONS
YEAR ENDED JANUARY 31, 2005


INVESTMENT INCOME:
   Dividends                                                    $2,389,861
   Interest                                                          4,168
                                                             -------------

   Total investment income                                       2,394,029
                                                             -------------

EXPENSES:
   Investment advisory fees (see note 5)                           356,824
   Professional fees                                               147,903
   Administration and accounting fees                               75,825
   Shareholder servicing fees                                       73,222
   Distribution fees (see note 5)                                   68,305
   Insurance expense                                                51,502
   Trustees' fees and expenses                                      40,714
   Federal and state registration fees                              36,806
   Reports to shareholders                                          28,967
   Custody fees                                                     13,228
   Other expenses                                                    3,779
                                                             -------------

   Total expenses before waiver and reimbursement of expenses      897,075

   Less:  Waiver and reimbursement of expenses                    (387,923)
                                                             -------------

   Net expenses                                                    509,152
                                                             -------------

NET INVESTMENT INCOME                                            1,884,877
                                                             -------------

REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                              5,647,142
   Change in unrealized appreciation on investments               (292,051)
                                                             -------------
   Net gain on investments                                       5,355,091
                                                             -------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                       $7,239,968
                                                             =============

 See notes to financial statements.

        ADELANTE U.S. REAL ESTATE SECURITIES FUND


STATEMENTS OF CHANGES IN NET ASSETS



                                                                    YEAR ENDED                YEAR ENDED
                                                                JANUARY 31, 2005           JANUARY 31, 2004
OPERATIONS:
     Net investment income                                     $         1,884,877        $         1,738,010
     Net realized gain on investments                                    5,647,142                    170,844
     Change in unrealized appreciation on investments                     (292,051)                10,443,702
                                                                     -------------              -------------
        Net increase in net assets resulting from operations             7,239,968                 12,352,556
                                                                     -------------              -------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from sale of shares
        Class K shares                                                   6,727,380                  6,099,862
        Class Y shares                                                   5,902,457                  9,531,886
     Shares issued to shareholders in reinvestment of
     distributions
        Class K shares                                                   2,445,915                  1,105,895
        Class Y shares                                                   1,701,860                    569,998
     Payments for shares redeemed
        Class K shares                                                 (22,147,955)                (4,027,874)
        Class Y shares                                                  (9,712,484)                (2,992,119)
                                                                     -------------              -------------
        Net increase (decrease) from capital share
        transactions                                                  (15,082,827)                 10,287,648
                                                                     -------------              -------------

DISTRIBUTIONS PAID FROM:
     Net investment income
        Class K shares                                                    (729,340)                  (932,399)
        Class Y shares                                                    (542,292)                  (495,243)
     Net realized gains
        Class K shares                                                  (1,728,187)                  (176,598)
        Class Y shares                                                  (1,305,474)                  (104,280)
                                                                     -------------              -------------
        Total distributions                                             (4,305,293)                (1,708,520)
                                                                     -------------              -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                (12,148,152)                20,931,684

NET ASSETS:
     Beginning of year                                                  46,078,184                 25,146,500
                                                                     -------------              -------------

     End of year (includes undistributed net
        investment income of $16,718 and
        $67,519, respectively)                                        $ 33,930,032               $ 46,078,184
                                                                     =============              =============



 See notes to financial statements.

FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding
Throughout the Year/Period.



                                             CLASS K         CLASS K         CLASS K          CLASS K          CLASS K
                                           ------------   ------------     ------------     ------------    ------------

                                           YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                           JANUARY 31,     JANUARY 31,     JANUARY 31,       JANUARY 31,     JANUARY 31,
                                              2005            2004            2003             2002            2001(1)
                                           ------------   ------------     ------------     ------------    ------------
NET ASSET VALUE, BEGINNING OF
   YEAR/PERIOD                              $     17.23      $    12.76      $    12.91     $     12.55      $   10.00

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                         0.92            0.70            0.64            0.70           0.53
     Net realized and unrealized
        gain/(loss) on investments                 1.82            4.46           (0.19)           0.66           2.58
                                           ------------    ------------    ------------    ------------   ------------

        Total from investment
           operations                              2.74            5.16            0.45            1.36           3.11
                                           ------------    ------------    ------------    ------------   ------------

 DISTRIBUTIONS TO SHAREHOLDERS:
     Dividends from net investment income         (0.52)          (0.58)          (0.55)          (0.66)         (0.54)
     Distributions from capital gains             (1.53)          (0.11)          (0.05)          (0.34)         (0.02)
                                           ------------    ------------    ------------    ------------   ------------

        Total distributions                       (2.05)          (0.69)          (0.60)          (1.00)         (0.56)
                                           ------------    ------------    ------------    ------------   ------------

NET ASSET VALUE, END OF YEAR/PERIOD            $  17.92         $ 17.23          $12.76         $ 12.91        $ 12.55
                                           ============    ============    ============    ============   ============

TOTAL RETURN                                      15.19%          41.21%           3.29%          11.01%        31.33%(2)


SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of year/period        $ 18,350,017    $ 28,984,996    $ 18,727,963     $13,364,481   $ 11,727,066
     Ratio of expenses to average
        net assets                                 1.25%           1.25%           1.25%           1.25%         1.25%(3)
     Ratio of expenses before waivers
        to average net assets                      2.10%           2.23%           2.75%           2.96%         7.36%(3)
     Ratio of net investment income
        to average net assets                      4.11%           4.75%           5.21%           5.54%         5.02%(3)
     Ratio of net investment income
        before waivers to average net assets       3.26%           3.77%           3.71%           3.83%       (1.09)%(3)
     Portfolio turnover rate                         32%             15%             30%             54%           25%(2)


(1) Commenced operations on February 16, 2000
(2) Not annualized for periods less than a year
(3) Annualized

 See notes to financial statements.

FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding
Throughout the Year/Period.



                                             CLASS Y         CLASS Y         CLASS Y          CLASS Y          CLASS Y
                                           ------------   ------------     ------------     ------------    ------------

                                           YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                           JANUARY 31,     JANUARY 31,     JANUARY 31,       JANUARY 31,     JANUARY 31,
                                              2005            2004            2003             2002            2001(1)
                                           ------------   ------------     ------------     ------------    ------------

NET ASSET VALUE, BEGINNING OF
   YEAR/PERIOD                              $   17.12         $ 12.64         $  12.78        $  12.40         $ 10.00

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                       0.83            0.70             0.67            0.74            0.66
     Net realized and unrealized
        gain/(loss) on investments               1.96            4.49            (0.17)           0.65            2.49
                                           ------------    ------------    ------------    ------------   ------------

        Total from investment operations         2.79            5.19             0.50            1.39            3.15
                                           ------------    ------------    ------------    ------------   ------------

 DISTRIBUTIONS TO SHAREHOLDERS:
     Dividends from net investment income       (0.57)          (0.60)           (0.59)          (0.67)          (0.72)
     Distributions from capital gains
                                                (1.53)          (0.11)           (0.05)          (0.34)          (0.03)
                                           ------------    ------------    ------------    ------------   ------------

        Total distributions                     (2.10)          (0.71)           (0.64)          (1.01)          (0.75)
                                           ------------    ------------    ------------    ------------   ------------

NET ASSET VALUE, END OF YEAR/PERIOD          $  17.81          $17.12          $ 12.64         $ 12.78          $12.40
                                          =============    ============    ============    ============   ============

TOTAL RETURN                                    15.62%          41.88%            3.69%          11.39%         31.66%(2)


SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of year/period     $  15,580,015    $ 17,093,188      $ 6,418,537     $ 3,520,190       $ 686,703
     Ratio of expenses to average
        net assets                               0.97%           0.97%            0.97%           0.97%           0.97%(3)
     Ratio of expenses before waivers
        to average net assets                    1.88%           2.06%            2.90%           3.85%          22.69%(3)
     Ratio of net investment income
        to average net assets                    4.41%           5.01%            5.58%           5.82%           5.80%(3)
     Ratio of net investment income
        before waivers to average net assets     3.50%           3.92%            3.65%           2.94%        (15.91)%(3)
     Portfolio turnover rate                       32%             15%              30%             54%             25%(2)



(1) Commenced operations on February 16, 2000
(2) Not annualized for periods less than a year
(3) Annualized

 See notes to financial statements.

                  ADELANTE U.S. REAL ESTATE SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                JANUARY 31, 2005


1.   ORGANIZATION

     Adelante Funds (the "Trust") was organized on October 28, 1999 as a Delaware business trust and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust currently consists of one investment portfolio: Adelante U.S. Real Estate Securities Fund (the "Fund"). The Fund was formerly known as Lend Lease U.S. Real Estate Securities Fund. The Fund is a non-diversified portfolio of the Trust and is authorized to issue three classes of shares: Class A, Class K and Class Y. The Fund's share classes differ in terms of sales charges, fees and eligibility requirements. The Fund's Class K and Class Y shares commenced operations on February 16, 2000. As of January 31, 2005, the Fund's Class K and Class Y shares are outstanding. Adelante Capital Management LLC (the "Adviser") is the Fund's investment adviser.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in accordance with accounting policies generally accepted in the United States of America that require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from such estimates.

     INVESTMENT VALUATION - In connection with the determination of the Fund's net asset value, securities that are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

     FEDERAL INCOME TAXES - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains each year to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax or excise tax provision has been made.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Return of capital distributions from investments will decrease the cost of investment in the investment security and thus may impact unrealized appreciation or depreciation of the investment security.

                  ADELANTE U.S. REAL ESTATE SECURITIES FUND
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                JANUARY 31, 2005



     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

     Distributions to shareholders are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at January 31, 2005, reclassifications were recorded to increase accumulated undistributed net realized gain on investments by $664,046 and decrease undistributed net investment income by $664,046.

     EXPENSES - Each class of shares is charged for those expenses directly attributable to the class. Expenses that are not directly attributable to a class of shares are typically allocated among the classes in proportion to their relative shares outstanding.

     INDEMNIFICATIONS - Under the Fund's organizational documents, their officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3.   CAPITAL TRANSACTIONS

     Transactions of the Fund were as follows:

                                      YEAR ENDED                YEAR ENDED
                                   JANUARY 31, 2005          JANUARY 31, 2004
                              -------------------------   ----------------------
     CLASS K SHARES:             SHARES      DOLLARS       SHARES      DOLLARS

     Shares sold                 364,900     $6,727,380     409,549  $6,099,862
     Shares issued to
       holders in
       reinvestment of
       dividends and
       capital gains             126,964      2,445,915      71,911   1,105,895
     Shares redeemed          (1,150,691)   (22,147,955)   (266,179) (4,027,874)
                              -----------   ------------  --------- -----------
     Net increase (decrease)    (658,827)  $(12,974,660)    215,281  $3,177,883
                              -----------   ------------  --------- -----------

                  ADELANTE U.S. REAL ESTATE SECURITIES FUND
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                JANUARY 31, 2005



                                      YEAR ENDED                YEAR ENDED
                                   JANUARY 31, 2005          JANUARY 31, 2004
                              -------------------------   ----------------------
     CLASS Y SHARES:             SHARES      DOLLARS       SHARES      DOLLARS

     Shares sold                 329,854     $5,902,457     650,319  $9,531,886
     Shares issued to
       holders in
       reinvestment of
       dividends and
       capital gains              88,791      1,701,860      36,986     569,998
     Shares redeemed            (541,849)    (9,712,484)   (196,899) (2,992,119)
                              -----------   ------------  --------- -----------
     Net increase (decrease)    (123,204)   $(2,108,167)    490,406  $7,109,765
                              -----------   ------------  --------- -----------


     Net increase
     (decrease) from
     capital share
     transactions               (782,031)  $(15,082,827)    705,687 $10,287,648
                              ===========  =============  ========= ===========

4.   INVESTMENT TRANSACTIONS

     Purchases and sales of securities for the Fund, excluding short-term investments, for the year ended January 31, 2005 were $13,782,424 and $30,727,288 respectively. There were no purchases or sales of U.S. Government securities for the year ended January 31, 2005.

5.   INVESTMENT ADVISORY AGREEMENT

     The Fund has entered into an Investment Advisory Agreement with the Adviser. The Fund pays a fee based on the Fund's average daily net assets at the annual rate of 0.80% for the services provided by the Adviser. The Adviser has contractually agreed to limit the annual operating expenses of Class K and Class Y shares of the Fund to 1.25% and 0.97%, respectively, through January 31, 2005, subject to later reimbursement by the Fund in certain circumstances. The expense limitation has been renewed through August 25, 2006. The Adviser has contractually agreed that in the event that the foregoing Fund expense limitation is not renewed, the Adviser will limit the Fund's Class K and Y shares total annual fund operating expense to 2.25% through January 31, 2011. During the year ended January 31, 2005, the Adviser waived investment advisory fees for the Fund of $387,923. The Adviser is entitled to recoup from the Fund amounts waived or reimbursed for a period of up to three years from the date such amounts were waived or reimbursed, provided the Fund's expenses, including such recouped amounts, do not exceed the stated expense limitations. At January 31, 2005, $693,120 and $392,485 was subject to potential recoupment for Class K and Class Y, respectively.

                  ADELANTE U.S. REAL ESTATE SECURITIES FUND
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                JANUARY 31, 2005



     Pursuant to Rule 12b-1 of the 1940 Act, the Trust has adopted a plan of distribution for the Class K shares of the Fund (the "Plan") which permits the Fund to pay for certain expenses associated with the distribution of its Class K shares and for services provided to its Class K shareholders. Under the Plan, the Fund's Class K shares may pay expenses pursuant to the distribution plan equal to a maximum of 0.25% of the average daily net assets of such class. During the year ended January 31, 2005, the Fund incurred distribution expenses of $68,305.

6.   INVESTMENT RISKS

     As an investor in real estate investment trusts and other public companies in the real estate industry, the Fund is subject to certain risks generally incidental to the development, ownership and management of real property. These risks include the cyclical nature of real estate markets; changes in general economic, business and credit conditions, including interest rate levels and availability of financing; applicable federal, state, and local regulations; changes in availability and cost of insurance; increases in the costs of labor and materials; material shortages; strikes; changes in market rental rates; competition for tenants; the bankruptcy or insolvency of tenants; and potential liability under environmental and other laws.

7.   FEDERAL INCOME TAX INFORMATION

     At January 31, 2005, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes was as follows:



    Cost of investments                                           $22,732,320
                                                                   ==========

    Gross unrealized appreciation                                 $11,271,532
    Gross unrealized depreciation                                     (59,642)
                                                                   ----------

    Net unrealized appreciation on investments                    $11,211,890
                                                                   ==========

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

                  ADELANTE U.S. REAL ESTATE SECURITIES FUND
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                JANUARY 31, 2005



     The tax basis of components of distributable net earnings at January 31, 2005 were as follows:


    Undistributed ordinary income                                    $297,065
    Accumulated capital and other losses                            2,731,916
    Unrealized appreciation                                        11,211,890
                                                                   ----------

    Total accumulated earnings                                    $14,240,871
                                                                   ==========

     The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral from return of capital adjustments from real estate investment trusts and losses on wash sales.

     The tax components of distributions paid during the fiscal years ending January 31, 2005 and January 31, 2004 were as follows:

                                                 Year Ended        Year Ended
                                              January 31, 2005  January 31, 2004
                                              ----------------  ----------------
    Distributions paid from:
      Ordinary income                            $1,903,042         $1,560,537
      Net long-term capital gains                 2,267,646            101,798
      Unrecaptured section 1250 gain                134,605             46,185
                                                 ----------         ----------

    Total distributions paid                     $4,305,293         $1,708,520
                                                 ==========         ==========

                  ADELANTE U.S. REAL ESTATE SECURITIES FUND


     TAX DESIGNATION (UNAUDITED)

     The Fund hereby designates $2,402,251 as long-term capital gain distributions for the purpose of the dividends paid deduction.

     Under Section 854(b)(2) of the Internal Revenue Code (the "Code"), the Fund designates up to a maximum of $32,000 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended January 31, 2005. In the beginning of 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2005.

     PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

     For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-877-563-5327 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the twelve month period ending June 30, 2004, will be available without charge, upon request, by calling 1-877-563-5327 or by accessing the website of the Securities and Exchange Commission.

     DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)

     The Fund will file complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the Web site of the Securities and Exchange Commission at http://www.sec.gov.

     RESULTS OF THE SHAREHOLDER MEETING (UNAUDITED)

     A Special Meeting of the Shareholders of the Fund was held on January 11, 2005 where shareholders voted on a new investment advisory agreement between the Trust and Adelante Capital Management LLC with respect to the Fund.

     With regard to the approval of the new investment advisory agreement between the Trust and Adelante Capital Management LLC with respect to the Fund, 2,098,458 shares voted in favor of the proposal, 8,923 shares voted against, 21,953 shares abstained and 232,358 shares were not voted.

PRICEWATERHOUSECOOPERS
--------------------------------------------------------------------------------
                                                   PRICEWATERHOUSECOOPERS LLP
                                                   333 Market Street
                                                   San Francisco CA 94105-2119
                                                   Telephone  (415) 498 5000
                                                   Facscimile (415) 498 7100

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Adelante U.S. Real Estate Securities Fund
(formerly Lend Lease U.S. Real Estate Securities Fund)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Adelante U.S. Real Estate Securities Fund (the "Fund") at January 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
San Francisco, California
March 23, 2005

ADELANTE FUND
FUND TRUSTEE AND OFFICER INFORMATION


INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                  CURRENT              PRINCIPAL                                        OTHER
                                                 POSITION             OCCUPATION               NUMBER OF FUNDS       DIRECTORSHIPS
                                                 HELD WITH          DURING THE PAST            OVERSEEN WITHIN       HELD OUTSIDE
    NAME/BIRTH DATE            ADDRESS           THE FUND             FIVE YEARS               THE FUND COMPLEX    THE FUND COMPLEX



    William J. Klipp        1995 University       Trustee           Private investor                   1              Director of
       12/9/55             Avenue, Suite 225    since 2000    (2000-present); President and                         Assetmark Funds
                           Berkeley, CA 94704                    Chief Operating Officer,
                                                                Charles Schwab Investment
                                                                   Management, Inc., an
                                                                investment advisory firm
                                                               (1995-1999); Executive Vice
                                                              President, Schwab Funds(R) and
                                                              Charles Schwab & Co., Inc., a
                                                                financial services company
                                                                        (1995-1999)
------------------------------------------------------------------------------------------------------------------------------------
     Scott MacKillop        1995 University       Trustee       President, U.S. Fiduciary              1             Prima Capital
         5/2/51            Avenue, Suite 225    since 2002     Services, managed account and                          Holdings, Inc.
                          Berkeley, CA 94704                      consulting service to
                                                               financial institutions and
                                                                advisors, (2004-present);
                                                                President and Principal,
                                                                Trivium Consulting, LLC,
                                                                 consultant to financial
                                                                  service organizations
                                                                  (2001-2004); President
                                                              (1999-2000), Executive Vice
                                                               President and Chief Operating
                                                               Officer (1997-1999), Portfolio
                                                               Management Consultants, Inc.,
                                                                  consulting to financial
                                                                advisors and institutions;
                                                                President, ADAM Investment
                                                               Services, Inc., consulting to
                                                            financial advisors and institutions
                                                                       (1997-2000).
------------------------------------------------------------------------------------------------------------------------------------
      Kevin Malone      Greenrock Research, Inc.   Trustee        President and Founder,                1                  None
        7/3/47            216 S. Jefferson St.    since 2000     Greenrock Research, Inc.,
                          Chicago, IL 60605                       consultant to financial
                                                                 service organizations,
                                                                     (1996-present).
------------------------------------------------------------------------------------------------------------------------------------




INTERESTED TRUSTEE* AND OFFICER
------------------------------------------------------------------------------------------------------------------------------------
    Michael A. Torres       1995 University     Chairman of      Chief Executive Officer,               1                  None
        6/21/60            Avenue, Suite 225     the Board      Adelante Capital Management
                          Berkeley, CA 94704        and         LLC, an investment advisory
                                                 President         firm, (2002-present);
                                                since 2002,      President and Co-President,
                                                   Vice         Lend Lease Rosen Real Estate
                                                President       Securities LLC (1998-2002);
                                                2000-2002      President and Co-President ERE
                                                                Rosen Real Estate Securities,
                                                                LLC, an investment advisory
                                                                firm (1997-1998); Director,
                                                             AMB Rosen Real Estate Securities,
                                                             LLC, an investment advisory firm
                                                                       (1995-1997).
------------------------------------------------------------------------------------------------------------------------------------



OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
     Mark A. Hoopes         1995 University        Vice     Chief Compliance Officer, Adelante            1                None
        3/31/64            Avenue, Suite 225     President      Capital Management LLC, an
                           Berkeley, CA 94704   since 2000       investment advisory firm,
                                                Treasurer     (2004-present); Principal
                                                since 2003,     (2002-2004); Vice President
                                                  Chief     (2000-2001), Lend Lease Real Estate
                                                Compliance  Investments, Inc; Account Director
                                               Officer since   Mutual Fund Services Division,
                                                   2004            SEI Investments, Inc.
                                                                        (1994-2000)
------------------------------------------------------------------------------------------------------------------------------------
      Mark J. Nuti          1995 University      Secretary      Chief Operating Officer,                   1               None
        3/29/58            Avenue, Suite 225     since 2003     Adelante Capital Management
                           Berkeley, CA 94704                   LLC, an investment advisory
                                                               firm, (2004-present); Chief
                                                              Operating Officer, Lend Lease
                                                              Rosen Real Estate Securities
                                                               LLC, an investment advisory
                                                               firm (2003-2004); Director,
                                                              Senior Vice President and Chief
                                                            Operating Officer, Jurika & Voyles,
                                                             L.P., an investment advisory firm
                                                                       (1999-2003).


* Mr. Torres is an "interested person" of the Trust within the meaning of the 1940 Act by virtue of his position with the Trust and with Adelante Capital Management LLC, the adviser for the Fund.

Each Trustee serves until the Trust is terminated except if the Trustee dies, resigns, retires or is removed before then. The Trust's President, Treasurer, and Secretary hold office until the next annual meeting of the Trustees and until their respective successors are chosen and qualified or if before then, until he or she dies, resigns, is removed or becomes disqualified. The Vice President holds office at the pleasure of the Trustees. Additional information about the Trustees is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-877-563-5327.

                      This page intentionally left blank.

TRUSTEES                                  William J. Klipp
                                          Scott MacKillop
                                          Kevin Malone
                                          Michael A. Torres

INVESTMENT ADVISER                        ADELANTE CAPITAL MANAGEMENT LLC
                                          1995 University Avenue, Suite 225
                                          Berkeley, CA  94704

ADMINISTRATOR AND                         UMB FUND SERVICES, INC.
FUND ACCOUNTANT                           803 West Michigan Street, Suite A
                                          Milwaukee, Wisconsin 53233

CUSTODIAN                                 UMB BANK, N.A.
                                          928 Grand Blvd.
                                          Kansas City, MO  64106

INDEPENDENT AUDITORS                      PRICEWATERHOUSECOOPERS LLP
                                          333 Market Street
                                          San Francisco, CA  94105

LEGAL COUNSEL                             GOODWIN PROCTER LLP
                                          Exchange Place
                                          Boston, MA 02109

DISTRIBUTOR                               UMB DISTRIBUTION SERVICES, LLC
                                          803 West Michigan Street, Suite A
                                          Milwaukee, Wisconsin 53233

DIVIDEND-DISBURSING                       UMB FUND SERVICES, INC.
AND TRANSFER AGENT                        c/o Adelante Funds
                                          803 West Michigan Street, Suite A
                                          Milwaukee, Wisconsin 53233

This report is submitted for the general information of shareholders of Adelante Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Adelante U.S. Real Estate Securities Fund. The Prospectus provides more complete information, including fees and expenses, the investment objectives, risks and operating policies of the Fund. Read the Prospectus carefully.
                                                                     LE 410 0105

ITEM 2.  CODE OF ETHICS

The Registrant has adopted a code of ethics (the "Code") that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the Code is available free of charge upon request by calling 1-877-563-5327.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Having reviewed and discussed the background and qualification of each member of its audit committee, the Board of Trustees has determined that no member of the audit committee satisfies the definition of audit committee financial expert in Form N-CSR. Based on this evaluation, the Board has nevertheless concluded that its audit committee members' experience and expertise will enable them to effectively perform their oversight duties with respect to the Trust's financial statements and the Trust's independent auditors.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

(a) Audit Fees.
      Fiscal year ended January 31, 2005        $31,737
      Fiscal year ended January 31, 2004        $20,000

(b) Audit-Related Fees.
      None.

(c) Tax Fees.
      Fiscal year ended January 31, 2005        $6,705
      Fiscal year ended January 31, 2004        $6,325

(d) All Other Fees.
      None.

(e)
      (1) The audit committee of the Registrant's board of directors considered whether the provision of non-audit services that was rendered to the Registrant's investment adviser and was not required to be pre-approved by the audit committee is compatible with maintaining the independence of the Registrant's principal accountant. The audit committee receives quarterly reports on the amount and nature of such services and discusses such services and their effect on the principal accountant's independence with the Registrant's principal accountant in connection with the committee's deliberations regarding the engagement of the principal accountant.

      (2) During fiscal year 2004, all of the non-audit services provided by the Registrant's principal accountant were pre-approved by the audit committee.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant:
      Fiscal year ended January 31, 2005  $   35,720
      Fiscal year ended January 31, 2004  $1,119,349

(h) Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule of investments in securities of unaffiliated issuers is included as part of the reports to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

(a)The Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) provide reasonable assurances that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS

(a) Code of Ethics.

    (1) The Code of Ethics for the principal executive and principal financial officer is available free of charge upon request by calling 1-877-563-5327.

    (2) Certifications, as required by Rule 30a-2(a) under the Investment Company Act of 1940, for the principal executive officer and principal financial officer are filed herewith.

    (3)  Not applicable.

(b) Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adelante Funds
--------------

/s/ Michael A. Torres
---------------------
Michael A. Torres
Principal Executive Officer
April 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Michael A. Torres
---------------------
Michael A. Torres
Principal Executive Officer
April 8, 2005

/s/ Mark A. Hoopes
---------------------
Mark A. Hoopes
Principal Financial Officer
April 8, 2005